Risk Report - Credit Risk Management - IFRS 9 Model results (Detail: Text Values) € in Billions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Credit Risk Management [Abstract]
Group Provision for credit losses	€ 1.7	€ 1.8
Movement in Group Provision for Credit Losses in basis point	0.0035